UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06650

Lord abbett research fund, inc.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2015

Item 1:	Report(s) to Shareholders.

2015 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Calibrated Dividend Growth Fund

For the six-month period ended May 31, 2015

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

20	Notes to Financial Statements

29	Supplemental Information to Shareholders

Lord Abbett Research Fund

Lord Abbett Calibrated Dividend Growth Fund
Semiannual Report

For the six-month period ended May 31, 2015

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of Lord Abbett Calibrated Dividend Growth Fund for the six-month period ended May 31, 2015. For additional information about the Fund, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 through May 31, 2015).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/14 – 5/31/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/14	5/31/15	12/1/14 – 5/31/15
Class A
Actual	$1,000.00	$1,007.20	$4.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.69	$4.28
Class B
Actual	$1,000.00	$1,003.90	$7.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.95	$8.05
Class C
Actual	$1,000.00	$1,004.30	$8.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.95	$8.05
Class F
Actual	$1,000.00	$1,008.50	$3.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.53
Class I
Actual	$1,000.00	$1,009.00	$3.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02
Class P
Actual	$1,000.00	$1,006.70	$5.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.70	$5.29
Class R2
Actual	$1,000.00	$1,005.40	$6.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.14
Class R3
Actual	$1,000.00	$1,006.10	$5.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$5.44

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.85% for Class A, 1.60% for Classes B and C, 0.70% for Class F, 0.60% for Class I, 1.05% for Class P, 1.22% for Class R2 and 1.08% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2015

Sector*	%**
Consumer Discretionary	11.96%
Consumer Staples	19.05%
Energy	7.48%
Financials	5.60%
Health Care	10.27%
Industrials	19.06%
Sector*	%**
Information Technology	8.92%
Materials	6.40%
Telecommunication Services	4.72%
Utilities	6.14%
Repurchase Agreement	0.40%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

May 31, 2015

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.36%

Aerospace & Defense 6.16%
General Dynamics Corp.	213,700	$29,952
Lockheed Martin Corp.	184,761	34,772
Northrop Grumman Corp.	39,500	6,288
Raytheon Co.	66,200	6,836
United Technologies Corp.	427,100	50,043
Total		127,891

Air Freight & Logistics 1.47%
C.H. Robinson Worldwide, Inc.	94,400	5,828
FedEx Corp.	143,235	24,811
Total		30,639

Auto Components 1.02%
Johnson Controls, Inc.	406,700	21,157

Beverages 3.83%
Coca-Cola Co. (The)	704,279	28,847
PepsiCo, Inc.	524,902	50,617
Total		79,464

Capital Markets 1.68%
Franklin Resources, Inc.	435,057	22,149
T. Rowe Price Group, Inc.	157,000	12,668
Total		34,817

Chemicals 6.13%
Air Products & Chemicals, Inc.	35,700	5,239
Airgas, Inc.	62,700	6,392
Ecolab, Inc.	45,600	5,228
International Flavors & Fragrances, Inc.	36,200	4,309
Monsanto Co.	534,449	62,520
PPG Industries, Inc.	87,918	20,124
Sherwin-Williams Co. (The)	28,800	8,300
Valspar Corp. (The)	182,066	15,195
Total		127,307

Communications Equipment 2.99%
Harris Corp.	82,800	6,559
QUALCOMM, Inc.	796,226	55,481
Total		62,040
		Fair
		Value
Investments	Shares	(000)
Containers & Packaging 0.25%
Bemis Co., Inc.	113,700	$5,223

Diversified Telecommunication Services 4.71%
AT&T, Inc.	1,342,964	46,386
Verizon
Communications, Inc.	1,040,900	51,462
Total		97,848

Electric: Utilities 3.69%
Edison International	358,200	21,782
NextEra Energy, Inc.	280,567	28,713
Westar Energy, Inc.	198,900	7,294
Xcel Energy, Inc.	551,300	18,772
Total		76,561

Electrical Equipment 0.45%
Emerson Electric Co.	156,688	9,450

Energy Equipment & Services 0.85%
Helmerich & Payne, Inc.	242,708	17,715

Food & Staples Retailing 8.00%
Costco Wholesale Corp.	141,300	20,148
CVS Health Corp.	510,200	52,234
Sysco Corp.	192,400	7,150
Wal-Mart Stores, Inc.	348,270	25,866
Walgreens Boots Alliance, Inc.	709,319	60,888
Total		166,286

Food Products 1.41%
Bunge Ltd.	229,471	21,240
General Mills, Inc.	142,600	8,007
Total		29,247

Gas Utilities 0.66%
AGL Resources, Inc.	43,100	2,171
UGI Corp.	309,850	11,588
Total		13,759

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

May 31, 2015

		Fair
		Value
Investments	Shares	(000)
Health Care Equipment & Supplies 2.58%
Becton, Dickinson & Co.	42,000	$5,901
C.R. Bard, Inc.	77,797	13,250
Medtronic plc (Ireland)(a)	451,003	34,421
Total		53,572

Health Care Providers & Services 2.95%
AmerisourceBergen Corp.	186,700	21,015
Cardinal Health, Inc.	457,552	40,342
Total		61,357

Hotels, Restaurants & Leisure 2.21%
McDonald’s Corp.	391,826	37,588
Yum! Brands, Inc.	93,300	8,407
Total		45,995

Household Durables 0.10%
Leggett & Platt, Inc.	44,333	2,096

Household Products 3.60%
Colgate-Palmolive Co.	259,900	17,359
Kimberly-Clark Corp.	287,915	31,342
Procter & Gamble Co. (The)	333,500	26,143
Total		74,844

Industrial Conglomerates 3.65%
3M Co.	476,610	75,819

Information Technology Services 3.14%
Automatic Data
Processing, Inc.	109,500	9,363
International Business
Machines Corp.	329,750	55,942
Total		65,305

Insurance 3.91%
ACE Ltd. (Switzerland)(a)	495,721	52,785
Aflac, Inc.	295,665	18,396
Assurant, Inc.	151,600	9,983
Total		81,164

Leisure Products 1.08%
Hasbro, Inc.	309,732	22,341
		Fair
		Value
Investments	Shares	(000)
Machinery 4.02%
Caterpillar, Inc.	416,105	$35,502
Parker-Hannifin Corp.	275,800	33,214
Stanley Black & Decker, Inc.	145,400	14,895
Total		83,611

Multi-Line Retail 1.15%
Target Corp.	301,200	23,891

Multi-Utilities 1.78%
Consolidated Edison, Inc.	259,900	16,072
SCANA Corp.	392,151	20,847
Total		36,919

Oil, Gas & Consumable Fuels 6.61%
Chevron Corp.	770,362	79,347
EOG Resources, Inc.	146,034	12,952
Occidental Petroleum Corp.	449,097	35,115
ONEOK, Inc.	236,000	9,893
Total		137,307

Pharmaceuticals 4.71%
AbbVie, Inc.	1,023,807	68,175
Johnson & Johnson	297,323	29,774
Total		97,949

Professional Services 0.99%
Robert Half International, Inc.	365,100	20,581

Road & Rail 1.97%
Norfolk Southern Corp.	346,918	31,917
Ryder System, Inc.	97,700	8,954
Total		40,871

Semiconductors & Semiconductor Equipment 1.77%
Microchip Technology, Inc.	747,267	36,713

Software 1.00%
Microsoft Corp.	445,500	20,876

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

May 31, 2015

		Fair
		Value
Investments	Shares	(000)
Specialty Retail 5.20%
Best Buy Co., Inc.	753,800	$26,157
Gap, Inc. (The)	263,300	10,092
Lowe’s Cos., Inc.	1,026,775	71,854
Total		108,103

Textiles, Apparel & Luxury Goods 1.17%
NIKE, Inc. Class B	239,700	24,370

Tobacco 2.17%
Altria Group, Inc.	404,815	20,727
Reynolds American, Inc.	316,600	24,299
Total		45,026

Trading Companies & Distributors 0.30%
MSC Industrial Direct Co., Inc. Class A	41,200	2,858
W.W. Grainger, Inc.	13,650	3,281
Total		6,139
Total Common Stocks
(cost $1,918,168,353)		2,064,253
	Principal	Fair
	Amount	Value
	(000)	(000)
SHORT-TERM INVESTMENT 0.40%

Repurchase Agreement
Repurchase Agreement dated 5/29/2015, Zero Coupon due 6/1/2015 with Fixed Income Clearing Corp. collateralized by $8,375,000 of U.S. Treasury Note at 1.50% due 2/28/2019; value: $8,497,979; proceeds: $8,327,821 (cost $8,327,821)	$8,328	$8,328
Total Investments in Securities 99.76% (cost $1,926,496,174)		2,072,581
Other Assets in Excess of Liabilities(b) 0.24%		4,940
Net Assets 100.00%		$2,077,521

(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

May 31, 2015

Open Futures Contracts at May 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	June 2015	78	Long	$8,213,400	$23,886

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$2,064,253	$–	$–	$2,064,253
Repurchase Agreement	–	8,328	–	8,328
Total	$2,064,253	$8,328	$–	$2,072,581

Other Financial Instruments
Futures Contracts
Assets	$24	$–	$–	$24
Liabilities	–	–	–	–
Total	$24	$–	$–	$24

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended May 31, 2015.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

May 31, 2015

ASSETS:

Investments in securities, at fair value (cost $1,926,496,174)	$2,072,580,619
Deposits with brokers for futures collateral	358,800
Receivables:
Investment securities sold	23,583,909
Dividends	5,328,335
Capital shares sold	2,463,304
From advisor (See Note 3)	357,403
Prepaid expenses and other assets	74,437
Total assets	2,104,746,807
LIABILITIES:

Payables:
Investment securities purchased	21,397,672
Capital shares reacquired	3,325,846
Management fee	1,108,364
12b-1 distribution plan	600,900
Directors’ fees	297,862
Fund administration	71,343
Variation margin	61,264
Accrued expenses	362,504
Total liabilities	27,225,755
NET ASSETS	$2,077,521,052
COMPOSITION OF NET ASSETS:

Paid-in capital	$1,837,814,436
Undistributed net investment income	5,538,452
Accumulated net realized gain on investments and futures contracts	88,059,833
Net unrealized appreciation on investments and futures contracts	146,108,331
Net Assets	$2,077,521,052

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

May 31, 2015

Net assets by class:
Class A Shares	$1,612,319,140
Class B Shares	$26,987,975
Class C Shares	$271,585,051
Class F Shares	$122,273,373
Class I Shares	$17,653,981
Class P Shares	$2,175,187
Class R2 Shares	$1,071,571
Class R3 Shares	$23,454,774
Outstanding shares by class:
Class A Shares (400 million shares of common stock authorized, $.001 par value)	108,474,393
Class B Shares (30 million shares of common stock authorized, $.001 par value)	1,833,741
Class C Shares (40 million shares of common stock authorized, $.001 par value)	18,467,948
Class F Shares (30 million shares of common stock authorized, $.001 par value)	8,230,947
Class I Shares (100 million shares of common stock authorized, $.001 par value)	1,179,207
Class P Shares (20 million shares of common stock authorized, $.001 par value)	145,809
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	71,611
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	1,584,747
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$14.86
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$15.77
Class B Shares-Net asset value	$14.72
Class C Shares-Net asset value	$14.71
Class F Shares-Net asset value	$14.86
Class I Shares-Net asset value	$14.97
Class P Shares-Net asset value	$14.92
Class R2 Shares-Net asset value	$14.96
Class R3 Shares-Net asset value	$14.80

See Notes to Financial Statements.	9

Statement of Operations (unaudited)

For the Six Months Ended May 31, 2015

Investment income:

Dividends	$27,457,531
Total investment income	27,457,531
Expenses:

Management fee	6,536,155
12b-1 distribution plan-Class A	2,039,720
12b-1 distribution plan-Class B	152,304
12b-1 distribution plan-Class C	1,355,930
12b-1 distribution plan-Class F	61,864
12b-1 distribution plan-Class P	5,474
12b-1 distribution plan-Class R2	3,600
12b-1 distribution plan-Class R3	56,239
Shareholder servicing	1,182,785
Fund administration	420,973
Reports to shareholders	95,909
Registration	70,389
Custody	35,636
Professional	34,505
Directors’ fees	31,326
Other	58,257
Gross expenses	12,141,066
Expense reductions (See Note 9)	(936)
Management fee waived (See Note 3)	(2,150,405)
Net expenses	9,989,725
Net investment income	17,467,806
Net realized and unrealized gain (loss):

Net realized gain on investments	92,785,743
Net realized gain on futures contracts	510,203
Net change in unrealized appreciation/depreciation on investments	(95,428,619)
Net change in unrealized appreciation/depreciation on futures contracts	(335,388)
Net realized and unrealized loss	(2,468,061)
Net Increase in Net Assets Resulting From Operations	$14,999,745

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended May 31, 2015	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	November 30, 2014
Operations:

Net investment income	$17,467,806	$31,080,506
Net realized gain on investments and futures contracts	93,295,946	262,144,241
Net change in unrealized appreciation/depreciation on investments and futures contracts	(95,764,007)	(38,934,966)
Net increase in net assets resulting from operations	14,999,745	254,289,781
Distributions to shareholders from:

Net investment income
Class A	(13,990,803)	(24,669,258)
Class B	(144,005)	(302,522)
Class C	(1,368,826)	(2,143,502)
Class F	(1,146,725)	(1,732,449)
Class I	(168,462)	(316,200)
Class P	(18,478)	(34,032)
Class R2	(6,161)	(28,736)
Class R3	(177,013)	(295,287)
Net realized gain
Class A	(204,826,516)	(37,788,080)
Class B	(4,165,693)	(998,547)
Class C	(33,942,472)	(5,449,033)
Class F	(15,357,019)	(2,218,615)
Class I	(2,112,317)	(491,483)
Class P	(331,949)	(54,267)
Class R2	(235,751)	(56,915)
Class R3	(2,853,161)	(490,397)
Total distributions to shareholders	(280,845,351)	(77,069,323)
Capital share transactions (Net of share conversions) (See Note 13):

Net proceeds from sales of shares	168,262,235	283,228,973
Reinvestment of distributions	264,652,694	72,663,418
Cost of shares reacquired	(227,538,425)	(474,468,116)
Net increase (decrease) in net assets resulting from capital share transactions	205,376,504	(118,575,725)
Net increase (decrease) in net assets	(60,469,102)	58,644,733
NET ASSETS:

Beginning of period	$2,137,990,154	$2,079,345,421
End of period	$2,077,521,052	$2,137,990,154
Undistributed net investment income	$5,538,452	$5,091,119

See Notes to Financial Statements.	11

Financial Highlights

	Class A Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013		2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$16.97		$15.57	$12.66		$11.43	$11.26	$10.35
Investment operations:
Net investment income(a)	.13		.25	.24		.29	.29	.28
Net realized and unrealized gain (loss)	(.02)		1.75	3.00		1.27	.17	.93
Total from investment operations	.11		2.00	3.24		1.56	.46	1.21
Distributions to shareholders from:
Net investment income	(.13)		(.24)	(.33)		(.33)	(.29)	(.30)
Net realized gain	(2.09)		(.36)	–		–	–	–
Total distributions	(2.22)		(.60)	(.33)		(.33)	(.29)	(.30)
Net asset value, end of period	$14.86		$16.97	$15.57		$12.66	$11.43	$11.26
Total Return(b)	.72	%(c)	13.28%	26.09%		13.77%	4.03%	11.90%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.42	%(c)	.85%	.85%		1.23%	1.30%	1.31%
Expenses, including expense reductions and management fee waived	.42	%(c)	.85%	.85%		1.23%	1.30%	1.31%
Expenses, excluding expense reductions and management fee waived	.53	%(c)	1.07%	1.18%		1.31%	1.30%	1.31%
Net investment income	.88	%(c)	1.62%	1.73%		2.33%	2.45%	2.64%

Supplemental Data:
Net assets, end of period (000)	$1,612,319		$1,663,444	$1,646,617		$848,026	$898,508	$933,371
Portfolio turnover rate	30.67	%(c)	73.33%	54.87	%(d)	102.89%	22.87%	29.52%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

12	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013		2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$16.82		$15.44	$12.55		$11.33	$11.16	$10.26
Investment operations:
Net investment income(a)	.07		.13	.14		.20	.21	.21
Net realized and unrealized gain (loss)	(.01)		1.74	2.97		1.26	.17	.92
Total from investment operations	.06		1.87	3.11		1.46	.38	1.13
Distributions to shareholders from:
Net investment income	(.07)		(.13)	(.22)		(.24)	(.21)	(.23)
Net realized gain	(2.09)		(.36)	–		–	–	–
Total distributions	(2.16)		(.49)	(.22)		(.24)	(.21)	(.23)
Net asset value, end of period	$14.72		$16.82	$15.44		$12.55	$11.33	$11.16
Total Return(b)	.39	%(c)	12.43%	25.14%		13.04%	3.36%	11.17%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.80	%(c)	1.60%	1.60%		1.90%	1.95%	1.96%
Expenses, including expense reductions and management fee waived	.80	%(c)	1.60%	1.60%		1.90%	1.95%	1.96%
Expenses, excluding expense reductions and management fee waived	.90	%(c)	1.82%	1.93%		1.98%	1.95%	1.96%
Net investment income	.50	%(c)	.85%	1.00%		1.67%	1.78%	1.99%

Supplemental Data:
Net assets, end of period (000)	$26,988		$33,641	$43,235		$31,891	$39,643	$48,714
Portfolio turnover rate	30.67	%(c)	73.33%	54.87	%(d)	102.89%	22.87%	29.52%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

See Notes to Financial Statements.	13

Financial Highlights (continued)

	Class C Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013		2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$16.81		$15.44	$12.57		$11.35	$11.18	$10.28
Investment operations:
Net investment income(a)	.08		.14	.14		.20	.21	.21
Net realized and unrealized gain (loss)	(.02)		1.72	2.97		1.27	.17	.92
Total from investment operations	.06		1.86	3.11		1.47	.38	1.13
Distributions to shareholders from:
Net investment income	(.07)		(.13)	(.24)		(.25)	(.21)	(.23)
Net realized gain	(2.09)		(.36)	–		–	–	–
Total distributions	(2.16)		(.49)	(.24)		(.25)	(.21)	(.23)
Net asset value, end of period	$14.71		$16.81	$15.44		$12.57	$11.35	$11.18
Total Return(b)	.43	%(c)	12.42%	25.14%		13.06%	3.39%	11.15%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.80	%(c)	1.59%	1.60%		1.88%	1.94%	1.96%
Expenses, including expense reductions and management fee waived	.80	%(c)	1.59%	1.60%		1.88%	1.94%	1.96%
Expenses, excluding expense reductions and management fee waived	.90	%(c)	1.81%	1.91%		1.98%	1.95%	1.96%
Net investment income	.51	%(c)	.87%	.97%		1.67%	1.82%	1.99%

Supplemental Data:
Net assets, end of period (000)	$271,585		$272,167	$232,350		$61,096	$57,695	$56,383
Portfolio turnover rate	30.67	%(c)	73.33%	54.87	%(d)	102.89%	22.87%	29.52%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

14	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013		2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$16.96		$15.56	$12.65		$11.43	$11.25	$10.34
Investment operations:
Net investment income(a)	.14		.28	.27		.31	.32	.31
Net realized and unrealized gain (loss)	(.01)		1.74	2.99		1.27	.18	.93
Total from investment operations	.13		2.02	3.26		1.58	.50	1.24
Distributions to shareholders from:
Net investment income	(.14)		(.26)	(.35)		(.36)	(.32)	(.33)
Net realized gain	(2.09)		(.36)	–		–	–	–
Total distributions	(2.23)		(.62)	(.35)		(.36)	(.32)	(.33)
Net asset value, end of period	$14.86		$16.96	$15.56		$12.65	$11.43	$11.25
Total Return(b)	.85	%(c)	13.46%	26.31%		13.97%	4.39%	12.09%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.35	%(c)	.70%	.70%		.98%	1.05%	1.06%
Expenses, including expense reductions and management fee waived	.35	%(c)	.70%	.70%		.98%	1.05%	1.06%
Expenses, excluding expense reductions and management fee waived	.45	%(c)	.92%	1.02%		1.08%	1.06%	1.06%
Net investment income	.95	%(c)	1.77%	1.86%		2.57%	2.70%	2.91%

Supplemental Data:
Net assets, end of period (000)	$122,273		$123,836	$96,398		$14,857	$8,251	$7,395
Portfolio turnover rate	30.67	%(c)	73.33%	54.87	%(d)	102.89%	22.87%	29.52%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

See Notes to Financial Statements.	15

Financial Highlights (continued)

	Class I Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013		2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$17.07		$15.66	$12.73		$11.50	$11.33	$10.41
Investment operations:
Net investment income(a)	.15		.30	.30		.30	.32	.32
Net realized and unrealized gain (loss)	(.01)		1.75	3.00		1.30	.18	.94
Total from investment operations	.14		2.05	3.30		1.60	.50	1.26
Distributions to shareholders from:
Net investment income	(.15)		(.28)	(.37)		(.37)	(.33)	(.34)
Net realized gain	(2.09)		(.36)	–		–	–	–
Total distributions	(2.24)		(.64)	(.37)		(.37)	(.33)	(.34)
Net asset value, end of period	$14.97		$17.07	$15.66		$12.73	$11.50	$11.33
Total Return(b)	.90	%(c)	13.54%	26.41%		14.08%	4.37%	12.33%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.30	%(c)	.60%	.60%		.97%	.95%	.96%
Expenses, including expense reductions and management fee waived	.30	%(c)	.60%	.60%		.97%	.95%	.96%
Expenses, excluding expense reductions and management fee waived	.40	%(c)	.82%	.92%		.98%	.95%	.96%
Net investment income	1.00	%(c)	1.89%	2.06%		2.54%	2.72%	2.98%

Supplemental Data:
Net assets, end of period (000)	$17,654		$17,061	$34,361		$3,497	$100,317	$337,978
Portfolio turnover rate	30.67	%(c)	73.33%	54.87	%(d)	102.89%	22.87%	29.52%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013		2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$17.02		$15.62	$12.70		$11.46	$11.29	$10.38
Investment operations:
Net investment income(a)	.12		.23	.22		.27	.28	.27
Net realized and unrealized gain (loss)	(.02)		1.74	3.00		1.28	.16	.93
Total from investment operations	.10		1.97	3.22		1.55	.44	1.20
Distributions to shareholders from:
Net investment income	(.11)		(.21)	(.30)		(.31)	(.27)	(.29)
Net realized gain	(2.09)		(.36)	–		–	–	–
Total distributions	(2.20)		(.57)	(.30)		(.31)	(.27)	(.29)
Net asset value, end of period	$14.92		$17.02	$15.62		$12.70	$11.46	$11.29
Total Return(b)	.67	%(c)	13.03%	25.81%		13.60%	4.00%	11.75%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.53	%(c)	1.05%	1.05%		1.35%	1.40%	1.41%
Expenses, including expense reductions and management fee waived	.53	%(c)	1.05%	1.05%		1.35%	1.40%	1.41%
Expenses, excluding expense reductions and management fee waived	.63	%(c)	1.27%	1.38%		1.43%	1.41%	1.41%
Net investment income	.78	%(c)	1.42%	1.55%		2.22%	2.35%	2.54%

Supplemental Data:
Net assets, end of period (000)	$2,175		$2,714	$2,355		$1,638	$1,910	$2,191
Portfolio turnover rate	30.67	%(c)	73.33%	54.87	%(d)	102.89%	22.87%	29.52%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

See Notes to Financial Statements.	17

Financial Highlights (continued)

	Class R2 Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013		2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$17.05		$15.65	$12.73		$11.49	$11.31	$10.40
Investment operations:
Net investment income(a)	.10		.20	.23		.26	.28	.26
Net realized and unrealized gain (loss)	(.02)		1.75	2.98		1.28	.15	.92
Total from investment operations	.08		1.95	3.21		1.54	.43	1.18
Distributions to shareholders from:
Net investment income	(.08)		(.19)	(.29)		(.30)	(.25)	(.27)
Net realized gain	(2.09)		(.36)	–		–	–	–
Total distributions	(2.17)		(.55)	(.29)		(.30)	(.25)	(.27)
Net asset value, end of period	$14.96		$17.05	$15.65		$12.73	$11.49	$11.31
Total Return(b)	.54	%(c)	12.86%	25.64%		13.46%	3.90%	11.56%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.61	%(c)	1.20%	1.20%		1.46%	1.54%	1.55%
Expenses, including expense reductions and management fee waived	.61	%(c)	1.20%	1.20%		1.46%	1.54%	1.55%
Expenses, excluding expense reductions and management fee waived	.71	%(c)	1.42%	1.52%		1.55%	1.55%	1.56%
Net investment income	.69	%(c)	1.26%	1.57%		2.10%	2.43%	2.39%

Supplemental Data:
Net assets, end of period (000)	$1,072		$1,940	$2,442		$112	$103	$30
Portfolio turnover rate	30.67	%(c)	73.33%	54.87	%(d)	102.89%	22.87%	29.52%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

18	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013		2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$16.91		$15.52	$12.62		$11.40	$11.24	$10.33
Investment operations:
Net investment income(a)	.11		.22	.22		.26	.28	.27
Net realized and unrealized gain (loss)	(.02)		1.74	2.98		1.27	.15	.93
Total from investment operations	.09		1.96	3.20		1.53	.43	1.20
Distributions to shareholders from:
Net investment income	(.11)		(.21)	(.30)		(.31)	(.27)	(.29)
Net realized gain	(2.09)		(.36)	–		–	–	–
Total distributions	(2.20)		(.57)	(.30)		(.31)	(.27)	(.29)
Net asset value, end of period	$14.80		$16.91	$15.52		$12.62	$11.40	$11.24
Total Return(b)	.61	%(c)	13.05%	25.79%		13.57%	3.91%	11.73%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.54	%(c)	1.09%	1.10%		1.38%	1.45%	1.45%
Expenses, including expense reductions and management fee waived	.54	%(c)	1.09%	1.10%		1.38%	1.45%	1.45%
Expenses, excluding expense reductions and management fee waived	.64	%(c)	1.31%	1.42%		1.48%	1.45%	1.46%
Net investment income	.76	%(c)	1.38%	1.57%		2.15%	2.35%	2.49%

Supplemental Data:
Net assets, end of period (000)	$23,455		$23,187	$21,587		$3,980	$3,135	$2,116
Portfolio turnover rate	30.67	%(c)	73.33%	54.87	%(d)	102.89%	22.87%	29.52%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

See Notes to Financial Statements.	19

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of three separate funds. This report covers one of the funds and its classes: Lord Abbett Calibrated Dividend Growth Fund (the “Fund”).

The Fund’s investment objective is to seek current income and capital appreciation. The Fund has eleven classes of shares, of which the following eight classes of shares were active for the period covered in this report: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus. Effective June 30, 2015, the Fund issued and commenced operations of three share classes: Class R4, Class R5 and Class R6.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they

20

Notes to Financial Statements (unaudited)(continued)

are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2011 through November 30, 2014. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain

21

Notes to Financial Statements (unaudited)(continued)

(loss) is included in Net change in unrealized appreciation/depreciation on futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Futures Contracts–The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances.

22

Notes to Financial Statements (unaudited)(continued)

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of May 31, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.65%
Next $1 billion	.60%
Over $2 billion	.55%

For the six months ended May 31, 2015, the effective management fee, net of waivers, was at an annualized rate of .42% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

During the six months ended May 31, 2015 and continuing through March 31, 2016, Lord Abbett has contractually agreed to waive fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees, to an annual rate of .60%. This agreement may be terminated only upon the approval of the Board.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which the Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the applicable Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of May 31, 2015, the Fund was not held as an Underlying Fund by the Fund of Funds.

23

Notes to Financial Statements (unaudited)(continued)

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	–	.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended May 31, 2015:

Distributor	Dealers’
Commissions	Concessions
$288,027	$1,519,451

Distributor received CDSCs of $5,569 and $9,042 for Class A and Class C shares, respectively, for the six months ended May 31, 2015.

A Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2015 and fiscal year ended November 30, 2014 was as follows:

Six Months Ended
	5/31/2015	Year Ended
	(unaudited)	11/30/2014
Distributions paid from:
Ordinary income	$81,354,792	$29,521,986
Net long-term capital gains	199,490,559	47,547,337
Total distributions paid	$280,845,351	$77,069,323

24

Notes to Financial Statements (unaudited)(continued)

As of May 31, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,931,372,327
Gross unrealized gain	190,374,273
Gross unrealized loss	(49,165,981)
Net unrealized security gain	$141,208,292

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2015 were as follows:

Purchases	Sales
$640,754,523	$698,249,833

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2015.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended May 31, 2015 (as described in note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of May 31, 2015, the Fund had futures contracts with unrealized appreciation of $23,886. Amounts of $510,203 and $(335,388) are included in the Statement of Operations related to futures contracts under the captions Net realized gain on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. The average number of futures contracts throughout the period was 81.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the

25

Notes to Financial Statements (unaudited)(continued)

agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$8,327,821	$–	$8,327,821
Total	$8,327,821	$–	$8,327,821

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of
	Assets Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral	Net
Counterparty	Assets and Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$8,327,821	$ –	$ –	$(8,327,821)	$ –
Total	$8,327,821	$ –	$ –	$(8,327,821)	$ –

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of May 31, 2015.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

During the six months ended May 31, 2015, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participate in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for the Fund in Other expenses in the Statement

26

Notes to Financial Statements (unaudited)(continued)

of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

During the six months ended May 31, 2015, the Fund did not utilize the Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. The value of the Fund’s investments in equity securities will fluctuate in response to general economic conditions and to the changes in the prospects of particular companies and/or sectors in the economy. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a rising market.

Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

The Fund’s exposure to foreign companies and markets presents increased market, liquidity, currency, political and other risks.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

		Six Months Ended
		May 31, 2015		Year Ended
		(unaudited)		November 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,236,081	$96,086,657	10,435,506	$163,894,620
Converted from Class B*	292,861	2,311,641	454,918	7,143,531
Reinvestment of distributions	14,333,016	213,738,338	3,950,509	60,909,892
Shares reacquired	(10,419,147)	(156,887,306)	(22,582,694)	(353,777,010)
Increase (decrease)	10,442,811	$155,249,330	(7,741,761)	$(121,828,967)

Class B Shares
Shares sold	28,677	$430,520	71,500	$1,110,182
Reinvestment of distributions	276,226	4,078,955	80,297	1,219,537
Shares reacquired	(175,364)	(4,680,623)	(493,300)	(7,671,588)
Converted to Class A*	(295,835)	(2,311,641)	(458,921)	(7,143,531)
Decrease	(166,296)	$(2,482,789)	(800,424)	$(12,485,400)

27

Notes to Financial Statements (unaudited)(concluded)

		Six Months Ended
		May 31, 2015		Year Ended
		(unaudited)		November 30, 2014
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	2,349,349	$35,002,074	3,510,726	$54,519,614
Reinvestment of distributions	1,993,008	29,409,055	404,325	6,155,807
Shares reacquired	(2,061,860)	(30,764,601)	(2,777,112)	(43,352,827)
Increase	2,280,497	$33,646,528	1,137,939	$17,322,594

Class F Shares
Shares sold	1,899,768	$28,532,546	3,414,640	$53,999,366
Reinvestment of distributions	888,773	13,252,040	204,642	3,159,441
Shares reacquired	(1,859,552)	(27,845,209)	(2,513,449)	(39,345,508)
Increase	928,989	$13,939,377	1,105,833	$17,813,299

Class I Shares
Shares sold	304,354	$4,598,910	254,026	$4,017,629
Reinvestment of distributions	40,338	605,845	19,017	293,984
Shares reacquired	(164,698)	(2,484,391)	(1,468,119)	(22,812,745)
Increase (decrease)	179,994	$2,720,364	(1,195,076)	$(18,501,132)

Class P Shares
Shares sold	7,723	$116,425	32,133	$493,965
Reinvestment of distributions	23,401	350,399	5,707	88,255
Shares reacquired	(44,751)	(672,020)	(29,218)	(458,092)
Increase (decrease)	(13,627)	$(205,196)	8,622	$124,128

Class R2 Shares
Shares sold	17,282	$261,361	31,447	$495,310
Reinvestment of distributions	12,863	193,034	3,337	51,585
Shares reacquired	(72,278)	(1,098,609)	(77,073)	(1,243,776)
Decrease	(42,133)	$(644,214)	(42,289)	$(696,881)

Class R3 Shares
Shares sold	216,048	$3,233,742	299,877	$4,698,287
Reinvestment of distributions	203,661	3,025,028	51,115	784,917
Shares reacquired	(206,508)	(3,105,666)	(370,414)	(5,806,570)
Increase (decrease)	213,201	$3,153,104	(19,422)	$(323,366)

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

14.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued ASU 2014–11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2015, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

28

Supplemental Proxy Information

A joint special meeting of shareholders of the Fund and other funds of the Company was held on December 4, 2014. The joint special meeting was held for the purpose of electing members of the Board. Shareholders elected the following nine (9) Directors at the joint special meeting:

•	E. Thayer Bigelow
•	Robert B. Calhoun, Jr.
•	Eric C. Fast
•	Daria L. Foster
•	Evelyn E. Guernsey
•	Julie A. Hill
•	Franklin W. Hobbs
•	James M. McTaggart
•	James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Lord Abbett Research Fund, Inc.

Nominee	Votes For	Votes Withheld
E. Thayer Bigelow	155,052,405.331	4,114,181.534
Robert B. Calhoun, Jr.	155,252,118.476	3,914,468.389
Eric C. Fast	155,323,258.575	3,843,328.290
Daria L. Foster	155,440,975.695	3,725,611.170
Evelyn E. Guernsey	155,487,623.908	3,678,962.957
Julie A. Hill	150,085,292.444	9,081,294.421
Franklin W. Hobbs	155,333,808.361	3,832,778.504
James M. McTaggart	155,256,176.088	3,910,410.777
James L.L. Tullis	149,842,668.238	9,323,918.627

29

Approval of Advisory Contract

The Board of Directors of the Fund, including all of the Directors who are not interested persons of the Fund or of Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management team conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group as of various periods ended August 31, 2014. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year, three-year, and five-year periods and above the median for the ten-year period.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord

30

Approval of Advisory Contract (continued)

Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund and the expense levels of the expense peer group. It also considered the projected expense levels and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the overall expense level of the Fund was well below the median of the expense peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

31

Approval of Advisory Contract (concluded)

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

32

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

33

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by	Lord Abbett Research Fund, Inc.
LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Calibrated Dividend Growth Fund	CDG-3 (07/15)

2015 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Growth Opportunities Fund

For the six-month period ended May 31, 2015

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

20	Notes to Financial Statements

29	Supplemental Information to Shareholders

Lord Abbett Research Fund
Lord Abbett Growth Opportunities Fund
Semiannual Report

For the six-month period ended May 31, 2015

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of Lord Abbett Growth Opportunities Fund for the six-month period ended May 31, 2015. For additional information about the Fund, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 through May 31, 2015).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/14 – 5/31/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/14	5/31/15	12/1/14 – 5/31/15
Class A
Actual	$1,000.00	$1,087.80	$ 6.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$ 6.39
Class B
Actual	$1,000.00	$1,083.90	$10.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.91	$10.10
Class C
Actual	$1,000.00	$1,084.00	$10.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.96	$10.05
Class F
Actual	$1,000.00	$1,088.90	$ 5.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.35	$ 5.64
Class I
Actual	$1,000.00	$1,089.40	$ 5.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.85	$ 5.14
Class P
Actual	$1,000.00	$1,086.60	$ 7.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.60	$ 7.39
Class R2
Actual	$1,000.00	$1,085.80	$ 8.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.85	$ 8.15
Class R3
Actual	$1,000.00	$1,086.70	$ 7.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.40	$ 7.59

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.27% for Class A, 2.01% for Class B, 2.00% for Class C, 1.12% for Class F, 1.02% for Class I, 1.47% for Class P, 1.62% for Class R2 and 1.51% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2015

Sector*	%**
Consumer Discretionary	25.56%
Consumer Staples	6.22%
Energy	1.07%
Financials	9.09%
Health Care	16.40%
Sector*	%**
Industrials	16.59%
Information Technology	21.12%
Materials	2.84%
Telecommunication Services	0.80%
Repurchase Agreement	0.31%
Total	100.00%
*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

May 31, 2015

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 100.03%

Aerospace & Defense 1.44%
B/E Aerospace, Inc.	102,690	$5,888
TransDigm Group, Inc.	19,205	4,341
Total		10,229

Airlines 0.93%
United Continental Holdings,
Inc.*	121,235	6,618

Automobiles 1.07%
Harley-Davidson, Inc.	141,361	7,561

Beverages 1.38%
Monster Beverage Corp.*	76,654	9,757

Biotechnology 2.58%
Alkermes plc (Ireland)*(a)	42,402	2,591
BioMarin Pharmaceutical, Inc.*	48,501	6,090
Incyte Corp.*	29,174	3,214
Medivation, Inc.*	27,869	3,680
Vertex Pharmaceuticals, Inc.*	20,994	2,693
Total		18,268

Building Products 2.03%
Fortune Brands Home &
Security, Inc.	167,584	7,686
Lennox International, Inc.	59,850	6,739
Total		14,425

Capital Markets 2.98%
Affiliated Managers Group, Inc.*	48,077	10,753
Invesco Ltd.	89,422	3,562
TD Ameritrade Holding Corp.	182,584	6,783
Total		21,098

Chemicals 2.53%
Axalta Coating Systems Ltd.*	238,958	8,184
Huntsman Corp.	128,626	2,886
RPM International, Inc.	136,492	6,829
Total		17,899
		Fair
		Value
Investments	Shares	(000)
Commercial Services & Supplies 2.43%
Stericycle, Inc.*	68,107	$9,351
Tyco International plc	194,425	7,847
Total		17,198

Communications Equipment 0.79%
F5 Networks, Inc.*	36,528	4,591
Palo Alto Networks, Inc.*	5,971	1,012
Total		5,603

Containers & Packaging 0.32%
Owens-Illinois, Inc.*	95,473	2,282

Distributors 1.27%
LKQ Corp.*	314,987	8,999

Diversified Financial Services 3.11%
Intercontinental Exchange, Inc.	40,830	9,668
Moody’s Corp.	114,687	12,397
Total		22,065

Electrical Equipment 2.06%
AMETEK, Inc.	146,955	7,900
Rockwell Automation, Inc.	54,548	6,704
Total		14,604

Food & Staples Retailing 2.00%
Diplomat Pharmacy, Inc.*	77,904	3,011
Rite Aid Corp.*	557,625	4,862
Whole Foods Market, Inc.	153,117	6,315
Total		14,188

Food Products 1.84%
Hershey Co. (The)	64,127	5,955
Keurig Green Mountain, Inc.	9,273	800
Mead Johnson Nutrition Co.	64,435	6,269
Total		13,024

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

May 31, 2015

		Fair
		Value
Investments	Shares	(000)
Health Care Equipment & Supplies 4.57%
Align Technology, Inc.*	109,074	$6,617
C.R. Bard, Inc.	36,118	6,152
Cooper Cos., Inc. (The)	35,375	6,430
IDEXX Laboratories, Inc.*	26,233	3,561
St. Jude Medical, Inc.	79,552	5,867
Zimmer Holdings, Inc.	32,972	3,762
Total		32,389

Health Care Providers & Services 3.31%
AmerisourceBergen Corp.	58,143	6,545
Centene Corp.*	74,203	5,591
Envision Healthcare Holdings, Inc.*	151,505	5,598
Universal Health Services, Inc. Class B	44,223	5,730
Total		23,464

Health Care Technology 1.05%
Cerner Corp.*	111,027	7,471

Hotels, Restaurants & Leisure 4.59%
Dunkin’ Brands Group, Inc.	96,640	5,157
Hilton Worldwide Holdings, Inc.*	314,273	9,101
Norwegian Cruise Line Holdings Ltd.*	144,902	7,906
Panera Bread Co. Class A*	22,444	4,085
Starwood Hotels & Resorts Worldwide, Inc.	76,243	6,310
Total		32,559

Household Durables 0.88%
Tempur Sealy International, Inc.*	89,144	5,312
Whirlpool Corp.	4,853	894
Total		6,206

Household Products 0.43%
Church & Dwight Co., Inc.	36,009	3,024

Industrial Conglomerates 1.20%
Roper Technologies, Inc.	48,728	8,525
		Fair
		Value
Investments	Shares	(000)
Information Technology Services 4.21%
Alliance Data Systems Corp.*	21,316	$6,353
Booz Allen Hamilton Holding Corp.	111,055	2,815
Fiserv, Inc.*	94,656	7,587
FleetCor Technologies, Inc.*	37,618	5,723
Vantiv, Inc. Class A*	183,491	7,340
Total		29,818

Internet & Catalog Retail 3.56%
Expedia, Inc.	106,382	11,410
Netflix, Inc.*	22,174	13,838
Total		25,248

Internet Software & Services 4.75%
Akamai Technologies, Inc.*	133,429	10,177
GoDaddy, Inc. Class A*	4,401	118
LinkedIn Corp. Class A*	50,961	9,934
Rackspace Hosting, Inc.*	164,259	6,585
Twitter, Inc.*	186,060	6,823
Total		33,637

Leisure Products 1.36%
Hasbro, Inc.	133,303	9,615

Life Sciences Tools & Services 2.32%
Agilent Technologies, Inc.	139,556	5,748
Mettler-Toledo International, Inc.*	12,153	3,946
Quintiles Transnational Holdings, Inc.*	97,240	6,779
Total		16,473

Machinery 4.25%
IDEX Corp.	107,690	8,320
Ingersoll-Rand plc (Ireland)(a)	89,544	6,159
ITT Corp.	164,520	7,022
Middleby Corp. (The)*	65,353	7,104
SPX Corp.	20,071	1,491
Total		30,096

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

May 31, 2015

Investments	Shares	Fair Value (000)
Multi-Line Retail 3.73%
Dollar General Corp.	158,334	$11,494
Dollar Tree, Inc.*	126,726	9,503
Nordstrom, Inc.	74,450	5,408
Total		26,405

Oil, Gas & Consumable Fuels 1.07%
Antero Resources Corp.*	45,883	1,836
EQT Corp.	30,048	2,556
Memorial Resource Development Corp.*	102,826	1,945
Rice Energy, Inc.*	57,515	1,261
Total		7,598

Personal Products 0.59%
Coty, Inc. Class A*	168,835	4,209

Pharmaceuticals 2.62%
Mallinckrodt plc*	53,994	6,989
Mylan NV*	83,164	6,040
Perrigo Co. plc (Ireland)(a)	29,301	5,576
Total		18,605

Professional Services 1.11%
Robert Half International, Inc.	139,025	7,837

Real Estate Investment Trusts 1.73%
Crown Castle International Corp.	83,370	6,799
Extra Space Storage, Inc.	31,005	2,171
Ventas, Inc.	49,456	3,290
Total		12,260

Real Estate Management & Development 1.30%
CBRE Group, Inc. Class A*	241,765	9,245

Road & Rail 1.19%
J.B. Hunt Transport Services, Inc.	100,748	8,465
Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 4.42%
Altera Corp.	77,020	$3,762
Analog Devices, Inc.	87,387	5,939
Avago Technologies Ltd. (Singapore)(a)	101,094	14,969
Cavium, Inc.*	95,166	6,697
Total		31,367

Software 7.02%
Activision Blizzard, Inc.	364,455	9,206
Electronic Arts, Inc.*	107,900	6,771
FireEye, Inc.*	148,084	6,896
Fortinet, Inc.*	165,315	6,623
Red Hat, Inc.*	95,153	7,353
ServiceNow, Inc.*	124,637	9,548
Tableau Software, Inc. Class A*	29,760	3,369
Total		49,766

Specialty Retail 6.79%
Advance Auto Parts, Inc.	17,972	2,754
AutoZone, Inc.*	18,819	12,677
L Brands, Inc.	68,242	5,904
Penske Automotive Group, Inc.	26,662	1,376
Tiffany & Co.	62,063	5,817
Tractor Supply Co.	101,713	8,863
Ulta Salon, Cosmetics & Fragrance, Inc.*	70,361	10,739
Total		48,130

Textiles, Apparel & Luxury Goods 2.41%
Ralph Lauren Corp.	17,033	2,221
Under Armour, Inc. Class A*	77,593	6,084
VF Corp.	124,991	8,803
Total		17,108

Wireless Telecommunication Services 0.81%
SBA Communications Corp. Class A*	51,109	5,714
Total Common Stocks (cost $564,424,723)		709,052

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

May 31, 2015

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.31%

Repurchase Agreement
Repurchase Agreement dated 5/29/2015, Zero Coupon due 6/1/2015 with Fixed Income Clearing Corp. collateralized by $2,280,000 of U.S. Treasury Note at 1.375% due 2/29/2020; value: $2,277,491; proceeds: $2,230,682 (cost $2,230,682)	$2,231	$2,231
Total Investments in Securities 100.34% (cost $566,655,405)		711,283
Liabilities in Excess of Other Assets (0.34)%		(2,430)
Net Assets 100.00%		$708,853
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$709,052	$–	$–	$709,052
Repurchase Agreement	–	2,231	–	2,231
Total	$709,052	$2,231	$–	$711,283

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended May 31, 2015.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

May 31, 2015

ASSETS:

Investments in securities, at fair value (cost $566,655,405)	$711,283,146
Receivables:
Investment securities sold	3,451,236
Capital shares sold	429,788
Dividends	428,091
Prepaid expenses and other assets	52,262
Total assets	715,644,523
LIABILITIES:

Payables:
Investment securities purchased	5,366,675
Management fee	455,887
Capital shares reacquired	440,333
12b-1 distribution plan	180,943
Directors’ fees	100,750
Fund administration	24,314
To affiliate (See Note 3)	11,035
Accrued expenses	211,154
Total liabilities	6,791,091
NET ASSETS	$708,853,432
COMPOSITION OF NET ASSETS:

Paid-in capital	$533,777,844
Accumulated net investment loss	(1,742,069)
Accumulated net realized gain on investments	32,189,916
Net unrealized appreciation on investments	144,627,741
Net Assets	$708,853,432

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited) (concluded)

May 31, 2015

Net assets by class:
Class A Shares	$438,702,784
Class B Shares	$9,566,347
Class C Shares	$64,953,196
Class F Shares	$21,880,293
Class I Shares	$137,301,478
Class P Shares	$4,421,374
Class R2 Shares	$950,087
Class R3 Shares	$31,077,873
Outstanding shares by class:
Class A Shares (100 million shares of common stock authorized, $.001 par value)	19,670,817
Class B Shares (30 million shares of common stock authorized, $.001 par value)	524,971
Class C Shares (20 million shares of common stock authorized, $.001 par value)	3,565,719
Class F Shares (30 million shares of common stock authorized, $.001 par value)	955,183
Class I Shares (30 million shares of common stock authorized, $.001 par value)	5,603,603
Class P Shares (20 million shares of common stock authorized, $.001 par value)	201,128
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	43,859
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	1,416,483
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$22.30
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$23.66
Class B Shares-Net asset value	$18.22
Class C Shares-Net asset value	$18.22
Class F Shares-Net asset value	$22.91
Class I Shares-Net asset value	$24.50
Class P Shares-Net asset value	$21.98
Class R2 Shares-Net asset value	$21.66
Class R3 Shares-Net asset value	$21.94

See Notes to Financial Statements.	9

Statement of Operations (unaudited)

For the Six Months Ended May 31, 2015

Investment income:

Dividends	$3,043,955
Total investment income	3,043,955
Expenses:

Management fee	2,731,587
12b-1 distribution plan-Class A	525,971
12b-1 distribution plan-Class B	51,555
12b-1 distribution plan-Class C	309,890
12b-1 distribution plan-Class F	10,419
12b-1 distribution plan-Class P	9,643
12b-1 distribution plan-Class R2	3,157
12b-1 distribution plan-Class R3	75,766
Shareholder servicing	559,745
Fund administration	145,685
Subsidy (See Note 3)	97,594
Registration	48,149
Reports to shareholders	41,656
Professional	27,241
Directors’ fees	10,998
Custody	9,381
Other	24,554
Gross expenses	4,682,991
Expense reductions (See Note 8)	(253)
Net expenses	4,682,738
Net investment loss	(1,638,783)
Net realized and unrealized gain:

Net realized gain on investments	38,296,558
Net change in unrealized appreciation/depreciation on investments	25,814,355
Net realized and unrealized gain	64,110,913
Net Increase in Net Assets Resulting From Operations	$62,472,130

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2015 (unaudited)	For the Year Ended November 30, 2014
Operations:

Net investment loss	$(1,638,783)	$(3,077,924)
Net realized gain on investments	38,296,558	100,561,752
Net change in unrealized appreciation/depreciation on investments	25,814,355	(30,625,027)
Net increase in net assets resulting from operations	62,472,130	66,858,801
Distributions to shareholders from:

Net realized gain
Class A	(57,428,805)	(70,611,286)
Class B	(1,794,480)	(2,979,709)
Class C	(10,132,069)	(11,867,750)
Class F	(2,750,031)	(2,873,511)
Class I	(25,446,921)	(15,316,480)
Class P	(612,035)	(784,615)
Class R2	(148,110)	(242,327)
Class R3	(4,140,061)	(5,534,389)
Total distributions to shareholders	(102,452,512)	(110,210,067)
Capital share transactions (Net of share conversions) (See Note 12):

Net proceeds from sales of shares	48,419,875	170,709,125
Reinvestment of distributions	97,697,718	104,620,269
Cost of shares reacquired	(147,189,068)	(146,498,937)
Net increase (decrease) in net assets resulting from capital share transactions	(1,071,475)	128,830,457
Net increase (decrease) in net assets	(41,051,857)	85,479,191
NET ASSETS:

Beginning of period	$749,905,289	$664,426,098
End of period	$708,853,432	$749,905,289
Accumulated net investment loss	$(1,742,069)	$(103,286)

See Notes to Financial Statements.	11

Financial Highlights

	Class A Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$23.75		$25.70	$19.16	$21.30	$21.44	$17.13
Investment operations:
Net investment loss(a)	(.05)		(.09)	(.12)	(.09)	(.14)	(.12)
Net realized and unrealized gain	1.86		2.40	6.66	1.12	–	4.43
Total from investment operations	1.81		2.31	6.54	1.03	(.14)	4.31
Distributions to shareholders from:
Net realized gain	(3.26)		(4.26)	– (b)	(3.17)	–	–
Net asset value, end of period	$22.30		$23.75	$25.70	$19.16	$21.30	$21.44
Total Return(c)	8.78	%(d)	10.41%	34.16%	6.96%	(.65)%	25.16%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.63	%(d)	1.31%	1.40%	1.42%	1.45%	1.47%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.63	%(d)	1.31%	1.40%	1.42%	1.45%	1.47%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.63	%(d)	1.31%	1.40%	1.44%	1.46%	1.50%
Net investment loss	(.22	)%(d)	(.41)%	(.51)%	(.48)%	(.64)%	(.61)%

Supplemental Data:
Net assets, end of period (000)	$438,703		$419,164	$428,573	$351,427	$389,211	$454,561
Portfolio turnover rate	35.71	%(d)	207.44%	118.03%	145.62%	121.66%	103.81%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

12	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$20.06		$22.50	$16.88	$19.27	$19.52	$15.70
Investment operations:
Net investment loss(a)	(.10)		(.22)	(.22)	(.19)	(.26)	(.22)
Net realized and unrealized gain	1.52		2.04	5.84	.97	.01	4.04
Total from investment operations	1.42		1.82	5.62	.78	(.25)	3.82
Distributions to shareholders from:
Net realized gain	(3.26)		(4.26)	– (b)	(3.17)	–	–
Net asset value, end of period	$18.22		$20.06	$22.50	$16.88	$19.27	$19.52
Total Return(c)	8.39	%(d)	9.57%	33.40%	6.22%	(1.28)%	24.33%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.00	%(d)	2.03%	2.05%	2.07%	2.09%	2.12%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.00	%(d)	2.03%	2.05%	2.07%	2.09%	2.12%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.00	%(d)	2.03%	2.05%	2.09%	2.11%	2.15%
Net investment loss	(.58	)%(d)	(1.12)%	(1.12)%	(1.14)%	(1.27)%	(1.28)%

Supplemental Data:
Net assets, end of period (000)	$9,566		$11,184	$16,020	$18,614	$29,129	$43,822
Portfolio turnover rate	35.71	%(d)	207.44%	118.03%	145.62%	121.66%	103.81%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	13

Financial Highlights (continued)

	Class C Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$20.06		$22.49	$16.87	$19.26	$19.51	$15.69
Investment operations:
Net investment loss(a)	(.10)		(.21)	(.23)	(.19)	(.26)	(.22)
Net realized and unrealized gain	1.52		2.04	5.85	.97	.01	4.04
Total from investment operations	1.42		1.83	5.62	.78	(.25)	3.82
Distributions to shareholders from:
Net realized gain	(3.26)		(4.26)	– (b)	(3.17)	–	–
Net asset value, end of period	$18.22		$20.06	$22.49	$16.87	$19.26	$19.51
Total Return(c)	8.40	%(d)	9.63%	33.34%	6.28%	(1.28)%	24.35%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.00	%(d)	2.02%	2.04%	2.06%	2.06%	2.12%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.00	%(d)	2.02%	2.04%	2.06%	2.06%	2.12%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.00	%(d)	2.02%	2.04%	2.08%	2.08%	2.15%
Net investment loss	(.59	)%(d)	(1.11)%	(1.15)%	(1.12)%	(1.25)%	(1.27)%

Supplemental Data:
Net assets, end of period (000)	$64,953		$62,897	$62,815	$51,427	$58,336	$64,376
Portfolio turnover rate	35.71	%(d)	207.44%	118.03%	145.62%	121.66%	103.81%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $0.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

14	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$24.29		$26.15	$19.44	$21.52	$21.61	$17.22
Investment operations:
Net investment loss(a)	(.03)		(.06)	(.06)	(.04)	(.09)	(.06)
Net realized and unrealized gain	1.91		2.46	6.77	1.13	–	4.45
Total from investment operations	1.88		2.40	6.71	1.09	(.09)	4.39
Distributions to shareholders from:
Net realized gain	(3.26)		(4.26)	– (b)	(3.17)	–	–
Net asset value, end of period	$22.91		$24.29	$26.15	$19.44	$21.52	$21.61
Total Return(c)	8.89	%(d)	10.60%	34.54%	7.20%	(.42)%	25.49%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.56	%(d)	1.13%	1.15%	1.17%	1.20%	1.21%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.56	%(d)	1.13%	1.15%	1.17%	1.20%	1.21%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.56	%(d)	1.13%	1.15%	1.19%	1.22%	1.24%
Net investment loss	(.14	)%(d)	(.24)%	(.27)%	(.23)%	(.41)%	(.32)%

Supplemental Data:
Net assets, end of period (000)	$21,880		$20,503	$17,739	$13,652	$14,594	$11,051
Portfolio turnover rate	35.71	%(d)	207.44%	118.03%	145.62%	121.66%	103.81%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	15

Financial Highlights (continued)

	Class I Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$25.75		$27.45	$20.38	$22.38	$22.45	$17.87
Investment operations:
Net investment loss(a)	(.02)		(.04)	(.04)	(.04)	(.07)	(.05)
Net realized and unrealized gain	2.03		2.60	7.11	1.21	–	4.63
Total from investment operations	2.01		2.56	7.07	1.17	(.07)	4.58
Distributions to shareholders from:
Net realized gain	(3.26)		(4.26)	– (b)	(3.17)	–	–
Net asset value, end of period	$24.50		$25.75	$27.45	$20.38	$22.38	$22.45
Total Return(c)	8.94	%(d)	10.70%	34.67%	7.29%	(.31)%	25.63%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.51	%(d)	1.03%	1.06%	1.07%	1.10%	1.11%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.51	%(d)	1.03%	1.06%	1.07%	1.10%	1.11%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.51	%(d)	1.03%	1.06%	1.09%	1.12%	1.15%
Net investment loss	(.08	)%(d)	(.16)%	(.16)%	(.18)%	(.30)%	(.25)%

Supplemental Data:
Net assets, end of period (000)	$137,301		$200,573	$99,819	$78,051	$61,928	$54,970
Portfolio turnover rate	35.71	%(d)	207.44%	118.03%	145.62%	121.66%	103.81%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$23.48		$25.49	$19.02	$21.19	$21.35	$17.07
Investment operations:
Net investment loss(a)	(.07)		(.13)	(.13)	(.11)	(.17)	(.14)
Net realized and unrealized gain	1.83		2.38	6.60	1.11	.01	4.42
Total from investment operations	1.76		2.25	6.47	1.00	(.16)	4.28
Distributions to shareholders from:
Net realized gain	(3.26)		(4.26)	– (b)	(3.17)	–	–
Net asset value, end of period	$21.98		$23.48	$25.49	$19.02	$21.19	$21.35
Total Return(c)	8.66	%(d)	10.23%	34.04%	6.83%	(.75)%	25.07%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.73	%(d)	1.48%	1.51%	1.53%	1.55%	1.57%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.73	%(d)	1.48%	1.51%	1.53%	1.55%	1.57%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.73	%(d)	1.48%	1.51%	1.54%	1.57%	1.60%
Net investment loss	(.31	)%(d)	(.58)%	(.57)%	(.60)%	(.74)%	(.73)%

Supplemental Data:
Net assets, end of period (000)	$4,421		$4,521	$4,723	$5,017	$8,074	$8,477
Portfolio turnover rate	35.71	%(d)	207.44%	118.03%	145.62%	121.66%	103.81%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	17

Financial Highlights (continued)

	Class R2 Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$23.20		$25.27	$18.88	$21.09	$21.28	$17.04
Investment operations:
Net investment loss(a)	(.08)		(.16)	(.16)	(.14)	(.21)	(.16)
Net realized and unrealized gain	1.80		2.35	6.55	1.10	.02	4.40
Total from investment operations	1.72		2.19	6.39	.96	(.19)	4.24
Distributions to shareholders from:
Net realized gain	(3.26)		(4.26)	– (b)	(3.17)	–	–
Net asset value, end of period	$21.66		$23.20	$25.27	$18.88	$21.09	$21.28
Total Return(c)	8.58	%(d)	10.06%	33.87%	6.70%	(.94)%	24.88%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.81	%(d)	1.63%	1.66%	1.67%	1.70%	1.71%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.81	%(d)	1.63%	1.66%	1.67%	1.70%	1.71%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.81	%(d)	1.63%	1.66%	1.69%	1.72%	1.75%
Net investment loss	(.38	)%(d)	(.72)%	(.73)%	(.74)%	(.92)%	(.86)%

Supplemental Data:
Net assets, end of period (000)	$950		$1,063	$1,436	$1,515	$1,505	$1,330
Portfolio turnover rate	35.71	%(d)	207.44%	118.03%	145.62%	121.66%	103.81%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

18	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$23.44		$25.47	$19.01	$21.19	$21.36	$17.09
Investment operations:
Net investment loss(a)	(.07)		(.14)	(.15)	(.12)	(.18)	(.13)
Net realized and unrealized gain	1.83		2.37	6.61	1.11	.01	4.40
Total from investment operations	1.76		2.23	6.46	.99	(.17)	4.27
Distributions to shareholders from:
Net realized gain	(3.26)		(4.26)	– (b)	(3.17)	–	–
Net asset value, end of period	$21.94		$23.44	$25.47	$19.01	$21.19	$21.36
Total Return(c)	8.67	%(d)	10.15%	34.01%	6.78%	(.80)%	24.99%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.75	%(d)	1.53%	1.55%	1.57%	1.59%	1.60%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.75	%(d)	1.53%	1.55%	1.57%	1.59%	1.60%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.75	%(d)	1.53%	1.55%	1.58%	1.61%	1.64%
Net investment loss	(.34	)%(d)	(.62)%	(.65)%	(.63)%	(.81)%	(.70)%

Supplemental Data:
Net assets, end of period (000)	$31,078		$29,999	$33,301	$31,535	$26,291	$14,684
Portfolio turnover rate	35.71	%(d)	207.44%	118.03%	145.62%	121.66%	103.81%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	19

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of three separate funds. This report covers one of the funds and its classes: Lord Abbett Growth Opportunities Fund (the “Fund”).

The Fund’s investment objective is capital appreciation. The Fund has eleven classes of shares, of which the following eight classes of shares were active for the period covered in this report: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus. Effective June 30, 2015, the Fund issued and commenced operations of three share classes: Class R4, Class R5, and Class R6.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Notes to Financial Statements (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2011 through November 30, 2014. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of

Notes to Financial Statements (unaudited)(continued)

such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of May 31, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.65%
Next $1 billion	.60%
Over $3 billion	.58%

For the six months ended May 31, 2015, the effective management fee paid to Lord Abbett was at an annualized rate of .75% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which the Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the applicable Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of May 31, 2015, the percentage of the Fund’s outstanding shares owned by Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Global Opportunity Fund, Lord Abbett Multi-Asset Growth Fund and Lord Abbett Multi-Asset Income Fund were 5.51%, 1.18%, 0.23%, 0.78% and 1.85%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	–	.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended May 31, 2015:

Distributor	Dealers’
Commissions	Concessions
$34,543	$191,524

Distributor received CDSCs of $2,021 and $1,665 for Class A and Class C shares, respectively, for the six months ended May 31, 2015.

A Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2015 and fiscal year ended November 30, 2014 was as follows:

Six Months Ended
	5/31/2015	Year Ended
	(unaudited)	11/30/2014
Distributions paid from:
Ordinary income	$24,867,023	$22,156,966
Net long-term capital gains	77,585,489	88,053,101
Total distributions paid	$102,452,512	$110,210,067

As of May 31, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$569,734,562
Gross unrealized gain	150,894,696
Gross unrealized loss	(9,346,112)
Net unrealized security gain	$141,548,584

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2015 were as follows:

Purchases	Sales
$259,548,558	$365,683,017

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2015.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$2,230,682	$–	$2,230,682
Total	$2,230,682	$–	$2,230,682

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of
	Assets Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral	Net
Counterparty	Assets and Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$2,230,682	$ –	$ –	$(2,230,682)	$ –
Total	$2,230,682	$ –	$ –	$(2,230,682)	$ –

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of May 31, 2015.

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

During the six months ended May 31, 2015, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participate in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for the Fund in Other expenses in the Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

During the six months ended May 31, 2015, the Fund did not utilize the Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

Notes to Financial Statements (unaudited)(continued)

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

		Six Months Ended
		May 31, 2015		Year Ended
		(unaudited)		November 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,151,508	$26,188,842	1,609,429	$36,467,154
Converted from Class B*	70,295	562,447	134,612	3,030,864
Reinvestment of distributions	2,682,309	55,228,743	3,126,877	68,353,491
Shares reacquired	(1,881,352)	(40,339,457)	(3,895,806)	(88,477,588)
Increase	2,022,760	$41,640,575	975,112	$19,373,921

Class B Shares
Shares sold	12,155	$213,068	21,200	$401,523
Reinvestment of distributions	102,000	1,721,767	152,279	2,830,871
Shares reacquired	(60,678)	(2,044,046)	(169,472)	(3,290,702)
Converted to Class A*	(85,891)	(562,447)	(158,730)	(3,030,864)
Decrease	(32,414)	$(671,658)	(154,723)	$(3,089,172)

Class C Shares
Shares sold	287,119	$5,053,343	457,434	$8,774,537
Reinvestment of distributions	525,937	8,872,558	551,584	10,248,424
Shares reacquired	(382,980)	(6,770,611)	(666,220)	(12,825,370)
Increase	430,076	$7,155,290	342,798	$6,197,591

Class F Shares
Shares sold	158,562	$3,524,581	432,236	$10,131,595
Reinvestment of distributions	113,626	2,400,931	105,481	2,354,330
Shares reacquired	(161,044)	(3,546,666)	(371,942)	(8,534,653)
Increase	111,144	$2,378,846	165,775	$3,951,272

Class I Shares
Shares sold	358,857	$8,606,068	4,298,345	$107,281,743
Reinvestment of distributions	1,091,832	24,664,495	608,970	14,389,956
Shares reacquired	(3,637,610)	(87,612,223)	(753,795)	(18,408,493)
Increase (decrease)	(2,186,921)	$(54,341,660)	4,153,520	$103,263,206

Class P Shares
Shares sold	36,338	$784,238	29,829	$672,726
Reinvestment of distributions	30,106	611,458	36,223	783,859
Shares reacquired	(57,888)	(1,236,817)	(58,753)	(1,311,707)
Increase	8,556	$158,879	7,299	$144,878

Notes to Financial Statements (unaudited)(concluded)

		Six Months Ended
		May 31, 2015		Year Ended
		(unaudited)		November 30, 2014
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	10,632	$218,207	19,884	$438,214
Reinvestment of distributions	3,020	60,502	5,909	126,513
Shares reacquired	(15,619)	(338,333)	(36,789)	(818,898)
Decrease	(1,967)	$(59,624)	(10,996)	$(254,171)

Class R3 Shares
Shares sold	178,578	$3,831,528	291,377	$6,541,633
Reinvestment of distributions	204,007	4,137,264	255,910	5,532,825
Shares reacquired	(245,714)	(5,300,915)	(575,045)	(12,831,526)
Increase (decrease)	136,871	$2,667,877	(27,758)	$(757,068)

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

13.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2015, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

Supplemental Proxy Information

A joint special meeting of shareholders of the Fund and other funds of the Company was held on December 4, 2014. The joint special meeting was held for the purpose of electing members of the Board. Shareholders elected the following nine (9) Directors at the joint special meeting:

•	E. Thayer Bigelow
•	Robert B. Calhoun, Jr.
•	Eric C. Fast
•	Daria L. Foster
•	Evelyn E. Guernsey
•	Julie A. Hill
•	Franklin W. Hobbs
•	James M. McTaggart
•	James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Lord Abbett Research Fund, Inc.

Nominee	Votes For	Votes Withheld
E. Thayer Bigelow	155,052,405.331	4,114,181.534
Robert B. Calhoun, Jr.	155,252,118.476	3,914,468.389
Eric C. Fast	155,323,258.575	3,843,328.290
Daria L. Foster	155,440,975.695	3,725,611.170
Evelyn E. Guernsey	155,487,623.908	3,678,962.957
Julie A. Hill	150,085,292.444	9,081,294.421
Franklin W. Hobbs	155,333,808.361	3,832,778.504
James M. McTaggart	155,256,176.088	3,910,410.777
James L.L. Tullis	149,842,668.238	9,323,918.627

Approval of Advisory Contract

The Board of Directors of the Fund, including all of the Directors who are not interested persons of the Fund or of Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management team conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group as of various periods ended August 31, 2014. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year, five-year, and ten-year periods and above the median for the three-year period.

Approval of Advisory Contract (continued)

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund and the expense levels of the expense peer group. It also considered the projected expense levels and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the overall expense level of the Fund was slightly below the median of the expense peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of

Approval of Advisory Contract (concluded)

the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

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Lord Abbett Research Fund, Inc.
Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Growth Opportunities Fund	LAGOF-3 (07/15)

2015 LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Small Cap Value Fund

For the six-month period ended May 31, 2015

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

20	Notes to Financial Statements

28	Supplemental Information to Shareholders

Lord Abbett Research Fund

Lord Abbett Small Cap Value Fund

Semiannual Report

For the six-month period ended May 31, 2015

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of Lord Abbett Small Cap Value Fund for the six-month period ended May 31, 2015. For additional information about the Fund, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 through May 31, 2015).

Actual Expenses

For each class of the Fund, the first line of the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/14 – 5/31/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/14	5/31/15	12/1/14 – 5/31/15
Class A
Actual	$1,000.00	$1,043.70	$ 6.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.80	$ 6.19
Class B
Actual	$1,000.00	$1,039.70	$10.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.01	$10.00
Class C
Actual	$1,000.00	$1,040.20	$10.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.06	$ 9.95
Class F
Actual	$1,000.00	$1,044.80	$ 5.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$ 5.44
Class I
Actual	$1,000.00	$1,045.20	$ 5.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$ 4.94
Class P
Actual	$1,000.00	$1,042.90	$ 7.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.80	$ 7.19
Class R2
Actual	$1,000.00	$1,042.20	$ 8.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.05	$ 7.95
Class R3
Actual	$1,000.00	$1,042.80	$ 7.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.70	$ 7.29

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.23% for Class A, 1.99% for Class B, 1.98% for Class C, 1.08% for Class F, 0.98% for Class I, 1.43% for Class P, 1.58% for Class R2 and 1.45% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2015

Sector*	%**
Consumer Discretionary	13.36%
Consumer Staples	5.30%
Energy	3.89%
Financials	27.71%
Health Care	6.24%
Sector*	%**
Industrials	14.49%
Information Technology	17.38%
Materials	9.65%
Utilities	1.98%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

May 31, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.69%

Aerospace & Defense 3.62%
Astronics Corp.*	149,474	$10,447
Hexcel Corp.	583,981	28,755
Teledyne Technologies, Inc.*	152,300	15,433
Total		54,635

Auto Components 0.56%
Gentherm, Inc.*	164,600	8,437

Banks 12.08%
Columbia Banking System, Inc.	413,000	12,477
PacWest Bancorp	291,900	13,103
PrivateBancorp, Inc.	721,900	27,526
Renasant Corp.	532,309	15,671
Signature Bank*	243,000	33,935
South State Corp.	517,749	37,190
SVB Financial Group*	127,100	17,147
Western Alliance Bancorp*	805,347	25,248
Total		182,297

Building Products 3.14%
Advanced Drainage Systems, Inc.	498,711	14,482
Caesarstone Sdot-Yam Ltd. (Israel)(a)	246,275	15,225
Patrick Industries, Inc.*	295,215	17,654
Total		47,361

Capital Markets 2.06%
Ares Management LP	610,343	11,896
Stifel Financial Corp.*	359,500	19,147
Total		31,043

Chemicals 3.57%
Minerals Technologies, Inc.	564,800	38,017
PolyOne Corp.	408,100	15,871
Total		53,888
Investments	Shares	Fair Value (000)
Commercial Services & Supplies 1.21%
Mobile Mini, Inc.	197,689	$7,844
Multi-Color Corp.	163,300	10,460
Total		18,304

Communications Equipment 0.86%
ARRIS Group, Inc.*	394,156	13,011

Construction & Engineering 3.06%
AECOM*	391,797	12,941
EMCOR Group, Inc.	386,300	17,527
Primoris Services Corp.	838,000	15,729
Total		46,197

Containers & Packaging 2.12%
AptarGroup, Inc.	247,800	15,802
Berry Plastics Group, Inc.*	483,600	16,186
Total		31,988

Distributors 1.40%
Core-Mark Holding Co., Inc.	394,200	21,172

Electric: Utilities 1.96%
IDACORP, Inc.	381,300	22,676
PNM Resources, Inc.	258,100	6,863
Total		29,539

Electronic Equipment, Instruments & Components 2.18%
Cognex Corp.*	156,147	7,881
Littelfuse, Inc.	258,100	24,958
Total		32,839

Energy Equipment & Services 0.73%
Bristow Group, Inc.	189,369	10,983

Food & Staples Retailing 0.92%
Casey’s General Stores, Inc.	158,500	13,820

Food Products 2.92%
Diamond Foods, Inc.*	584,200	16,627
Pinnacle Foods, Inc.	653,100	27,528
Total		44,155

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

May 31, 2015

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 1.70%
Align Technology, Inc.*	172,791	$10,483
West Pharmaceutical Services, Inc.	280,500	15,187
Total		25,670

Health Care Providers & Services 4.46%
ExamWorks Group, Inc.*	404,900	16,552
HealthSouth Corp.	614,500	26,522
MEDNAX, Inc.*	255,400	18,179
Team Health Holdings, Inc.*	102,700	6,006
Total		67,259

Hotels, Restaurants & Leisure 2.11%
Cheesecake Factory, Inc. (The)	340,800	17,575
Denny’s Corp.*	1,368,900	14,278
Total		31,853

Household Durables 1.25%
Helen of Troy Ltd.*	216,000	18,898

Household Products 1.38%
WD-40 Co.	247,700	20,898

Information Technology Services 4.77%
Acxiom Corp.*	422,344	6,998
Cardtronics, Inc.*	374,100	13,655
Jack Henry & Associates, Inc.	300,800	19,576
MAXIMUS, Inc.	485,505	31,737
Total		71,966

Insurance 4.05%
Allied World Assurance Co. Holdings AG (Switzerland)(a)	513,000	21,797
AmTrust Financial Services, Inc.	197,100	11,862
HCC Insurance Holdings, Inc.	479,400	27,412
Total		61,071

Machinery 1.33%
Barnes Group, Inc.	500,529	20,151
Investments	Shares	Fair Value (000)
Marine 0.34%
Kirby Corp.*	66,174	$5,076

Media 1.69%
Cinemark Holdings, Inc.	628,700	25,481

Metals & Mining 2.56%
Allegheny Technologies, Inc.	394,100	12,808
Reliance Steel & Aluminum Co.	224,500	14,323
United States Steel Corp.	472,828	11,537
Total		38,668

Oil, Gas & Consumable Fuels 3.11%
Carrizo Oil & Gas, Inc.*	272,600	13,674
Parsley Energy, Inc. Class A*	844,500	14,770
Rice Energy, Inc.*	425,817	9,338
Sanchez Energy Corp.*	907,375	9,146
Total		46,928

Paper & Forest Products 1.27%
KapStone Paper and Packaging Corp.	712,100	19,191

Real Estate Investment Trusts 6.52%
CoreSite Realty Corp.	408,400	19,276
First Industrial Realty Trust, Inc.	1,126,930	21,986
Pebblebrook Hotel Trust	431,500	18,503
Physicians Realty Trust	1,352,221	21,717
Retail Opportunity Investments Corp.	1,033,900	16,884
Total		98,366

Real Estate Management & Development 1.43%
Kennedy-Wilson Holdings, Inc.	843,400	21,566

Road & Rail 1.60%
Ryder System, Inc.	263,500	24,150

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

May 31, 2015

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 4.34%
Cypress Semiconductor Corp.*	1,524,364	$20,929
Synaptics, Inc.*	256,902	25,598
Teradyne, Inc.	898,400	19,001
Total		65,528

Software 3.00%
Mentor Graphics Corp.	1,200,200	31,337
Rovi Corp.*	834,900	13,993
Total		45,330

Specialty Retail 5.42%
American Eagle Outfitters, Inc.	483,200	7,910
ANN, Inc.*	305,300	14,273
Express, Inc.*	653,600	11,529
Francesca’s Holdings Corp.*	1,606,500	25,174
Penske Automotive Group, Inc.	298,000	15,380
Pier 1 Imports, Inc.	592,090	7,525
Total		81,791
Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripherals 2.00%
Electronics for Imaging, Inc.*	699,900	$30,257

Textiles, Apparel & Luxury Goods 0.75%
Wolverine World Wide, Inc.	386,700	11,361

Thrifts & Mortgage Finance 1.22%
Essent Group Ltd.*	724,600	18,485
Total Investments in Common Stocks 98.69% (cost $1,060,658,516)		1,489,613
Other Assets in Excess of Liabilities 1.31%		19,741
Net Assets 100.00%		$1,509,354

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,489,613	$–	$–	$1,489,613
Total	$1,489,613	$–	$–	$1,489,613

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended May 31, 2015.

6	See Notes to Financial Statements.

This page is intentionally left blank.

Statement of Assets and Liabilities (unaudited)

May 31, 2015

ASSETS:
Investments in securities, at fair value (cost $1,060,658,516)	$1,489,613,366
Receivables:
Investment securities sold	24,132,493
Dividends	1,262,936
Capital shares sold	1,152,970
Prepaid expenses and other assets	69,850
Total assets	1,516,231,615
LIABILITIES:
Payables:
To bank	1,499,582
Capital shares reacquired	3,063,558
Management fee	977,639
Directors’ fees	446,758
12b-1 distribution plan	210,345
Fund administration	52,141
To affiliate (See Note 3)	35,475
Accrued expenses	592,052
Total liabilities	6,877,550
NET ASSETS	$1,509,354,065
COMPOSITION OF NET ASSETS:
Paid-in capital	$877,457,338
Undistributed net investment income	158,115
Accumulated net realized gain on investments	202,783,762
Net unrealized appreciation on investments	428,954,850
Net Assets	$1,509,354,065

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

May 31, 2015

Net assets by class:
Class A Shares	$527,141,398
Class B Shares	$2,491,235
Class C Shares	$38,029,236
Class F Shares	$26,605,435
Class I Shares	$825,092,996
Class P Shares	$81,092,996
Class R2 Shares	$175,440
Class R3 Shares	$8,725,329
Outstanding shares by class:
Class A Shares (300 million shares of common stock authorized, $.001 par value)	19,468,791
Class B Shares (30 million shares of common stock authorized, $.001 par value)	123,848
Class C Shares (20 million shares of common stock authorized, $.001 par value)	1,888,527
Class F Shares (30 million shares of common stock authorized, $.001 par value)	982,108
Class I Shares (200 million shares of common stock authorized, $.001 par value)	27,512,045
Class P Shares (50 million shares of common stock authorized, $.001 par value)	3,076,139
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	6,674
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	329,863
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$27.08
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$28.73
Class B Shares-Net asset value	$20.12
Class C Shares-Net asset value	$20.14
Class F Shares-Net asset value	$27.09
Class I Shares-Net asset value	$29.99
Class P Shares-Net asset value	$26.36
Class R2 Shares-Net asset value	$26.29
Class R3 Shares-Net asset value	$26.45

See Notes to Financial Statements.	9

Statement of Operations (unaudited)

For the Six Months Ended May 31, 2015

Investment income:
Dividends	$9,890,169
Total investment income	9,890,169
Expenses:
Management fee	6,220,550
12b-1 distribution plan-Class A	714,679
12b-1 distribution plan-Class B	14,520
12b-1 distribution plan-Class C	192,830
12b-1 distribution plan-Class F	14,008
12b-1 distribution plan-Class P	211,489
12b-1 distribution plan-Class R2	653
12b-1 distribution plan-Class R3	19,902
Shareholder servicing	1,083,674
Fund administration	331,763
Subsidy (See Note 3)	227,851
Registration	55,942
Reports to shareholders	47,802
Professional	29,752
Directors’ fees	26,898
Custody	19,967
Other	42,969
Gross expenses	9,255,249
Expense reductions (See Note 8)	(649)
Net expenses	9,254,600
Net investment income	635,569
Net realized and unrealized gain (loss):
Net realized gain on investments	203,083,670
Net change in unrealized appreciation/depreciation on investments	(127,750,358)
Net realized and unrealized gain	75,333,312
Net Increase in Net Assets Resulting From Operations	$75,968,881

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended May 31, 2015 (unaudited)	For the Year Ended November 30, 2014
Operations:
Net investment income	$635,569	$3,047,315
Net realized gain on investments	203,083,670	418,545,725
Net change in unrealized appreciation/depreciation on investments	(127,750,358)	(347,141,765)
Net increase in net assets resulting from operations	75,968,881	74,451,275
Distributions to shareholders from:
Net investment income
Class C	(6)	–
Class F	(54,315)	(16,608)
Class I	(2,585,855)	(2,802,819)
Net realized gain
Class A	(164,374,082)	(277,385,635)
Class B	(932,214)	(1,291,461)
Class C	(11,496,541)	(11,631,329)
Class F	(6,958,715)	(9,415,420)
Class I	(209,206,414)	(380,080,796)
Class P	(23,611,893)	(38,645,196)
Class R2	(37,049)	(61,099)
Class R3	(1,927,189)	(2,185,459)
Total distributions to shareholders	(421,184,273)	(723,515,822)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	130,621,351	316,849,341
Reinvestment of distributions	390,788,737	672,761,954
Cost of shares reacquired	(582,761,804)	(1,884,401,765)
Net decrease in net assets resulting from capital share transactions	(61,351,716)	(894,790,470)
Net decrease in net assets	(406,567,108)	(1,543,855,017)
NET ASSETS:
Beginning of period	$1,915,921,173	$3,459,776,190
End of period	$1,509,354,065	$1,915,921,173
Undistributed net investment income	$158,115	$2,162,722

See Notes to Financial Statements.	11

Financial Highlights

	Class A Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$33.61		$42.09	$32.24	$29.68	$28.93	$22.87
Investment operations:
Net investment income (loss)(a)	–	(b)	(.01)	.02	.18	(.07)	– (b)
Net realized and unrealized gain	1.20		.94	10.81	2.38	.82	6.06
Total from investment operations	1.20		.93	10.83	2.56	.75	6.06
Distributions to shareholders from:
Net investment income	–		–	(.24)	–	– (b)	–
Net realized gain	(7.73)		(9.41)	(.74)	–	–	–
Total distributions	(7.73)		(9.41)	(.98)	–	– (b)	–
Net asset value, end of period	$27.08		$33.61	$42.09	$32.24	$29.68	$28.93
Total Return(c)	4.37	%(d)	2.79%	34.52%	8.63%	2.60%	26.50%
Ratios to Average Net Assets:
Expenses, including expense reductions	.61	%(d)	1.24%	1.23%	1.23%	1.23%	1.25%
Expenses, excluding expense reductions	.61	%(d)	1.24%	1.23%	1.23%	1.23%	1.25%
Net investment income (loss)	(.01	)%(d)	(.02)%	.05%	.57%	(.22)%	(.01)%

Supplemental Data:
Net assets, end of period (000)	$527,141		$732,067	$1,253,920	$1,247,956	$1,470,064	$1,608,846
Portfolio turnover rate	24.52	%(d)	30.70%	71.13%	28.91%	41.95%	42.28%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

12	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$27.02		$35.87	$27.57	$25.56	$25.09	$19.97
Investment operations:
Net investment loss(a)	(.08)		(.20)	(.19)	(.04)	(.25)	(.17)
Net realized and unrealized gain	.91		.76	9.23	2.05	.72	5.29
Total from investment operations	.83		.56	9.04	2.01	.47	5.12
Distributions to shareholders from:
Net realized gain	(7.73)		(9.41)	(.74)	–	–	–
Net asset value, end of period	$20.12		$27.02	$35.87	$27.57	$25.56	$25.09
Total Return(b)	3.97	%(c)	2.06%	33.64%	7.82%	1.87%	25.64%
Ratios to Average Net Assets:
Expenses, including expense reductions	.99	%(c)	1.95%	1.92%	1.93%	1.92%	1.95%
Expenses, excluding expense reductions	.99	%(c)	1.95%	1.92%	1.93%	1.92%	1.95%
Net investment loss	(.40	)%(c)	(.73)%	(.61)%	(.15)%	(.91)%	(.73)%

Supplemental Data:
Net assets, end of period (000)	$2,491		$3,280	$4,938	$6,406	$9,612	$14,612
Portfolio turnover rate	24.52	%(c)	30.70%	71.13%	28.91%	41.95%	42.28%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	13

Financial Highlights (continued)

	Class C Shares
	Six Months Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$27.04		$35.89	$27.63	$25.61	$25.14	$20.01
Investment operations:
Net investment loss(a)	(.08)		(.19)	(.21)	(.03)	(.24)	(.17)
Net realized and unrealized gain	.91		.75	9.26	2.05	.71	5.30
Total from investment operations	.83		.56	9.05	2.02	.47	5.13
Distributions to shareholders from:
Net investment income	–	(b)	–	(.05)	–	–	–
Net realized gain	(7.73)		(9.41)	(.74)	–	–	–
Total distributions	(7.73)		(9.41)	(.79)	–	–	–
Net asset value, end of period	$20.14		$27.04	$35.89	$27.63	$25.61	$25.14
Total Return(c)	4.02	%(d)	2.09%	33.56%	7.89%	1.87%	25.64%
Ratios to Average Net Assets:
Expenses, including expense reductions	.99	%(d)	1.94%	1.93%	1.92%	1.92%	1.95%
Expenses, excluding expense reductions	.99	%(d)	1.94%	1.93%	1.92%	1.92%	1.95%
Net investment loss	(.40	)%(d)	(.72)%	(.65)%	(.12)%	(.90)%	(.72)%

Supplemental Data:
Net assets, end of period (000)	$38,029		$40,536	$44,246	$37,988	$41,597	$46,980
Portfolio turnover rate	24.52	%(d)	30.70%	71.13%	28.91%	41.95%	42.28%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $0.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

14	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$33.66		$42.10	$32.26	$29.64	$28.90	$22.80
Investment operations:
Net investment income(a)	.01		.07	.09	.26	– (b)	.05
Net realized and unrealized gain	1.21		.92	10.81	2.36	.80	6.05
Total from investment operations	1.22		.99	10.90	2.62	.80	6.10
Distributions to shareholders from:
Net investment income	(.06)		(.02)	(.32)	–	(.06)	–
Net realized gain	(7.73)		(9.41)	(.74)	–	–	–
Total distributions	(7.79)		(9.43)	(1.06)	–	(.06)	–
Net asset value, end of period	$27.09		$33.66	$42.10	$32.26	$29.64	$28.90
Total Return(c)	4.48	%(d)	2.96%	34.81%	8.84%	2.76%	26.75%
Ratios to Average Net Assets:
Expenses, including expense reductions	.54	%(d)	1.04%	1.03%	1.03%	1.04%	1.05%
Expenses, excluding expense reductions	.54	%(d)	1.04%	1.03%	1.03%	1.04%	1.05%
Net investment income	.05	%(d)	.20%	.24%	.83%	.01%	.19%

Supplemental Data:
Net assets, end of period (000)	$26,605		$30,238	$46,280	$52,084	$32,597	$27,236
Portfolio turnover rate	24.52	%(d)	30.70%	71.13%	28.91%	41.95%	42.28%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	15

Financial Highlights (continued)

	Class I Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$36.46		$44.83	$34.28	$31.46	$30.67	$24.17
Investment operations:
Net investment income(a)	.03		.10	.14	.30	.03	.08
Net realized and unrealized gain	1.33		1.01	11.49	2.52	.85	6.42
Total from investment operations	1.36		1.11	11.63	2.82	.88	6.50
Distributions to shareholders from:
Net investment income	(.10)		(.07)	(.34)	–	(.09)	–
Net realized gain	(7.73)		(9.41)	(.74)	–	–	–
Total distributions	(7.83)		(9.48)	(1.08)	–	(.09)	–
Net asset value, end of period	$29.99		$36.46	$44.83	$34.28	$31.46	$30.67
Total Return(b)	4.52	%(c)	3.08%	34.93%	8.96%	2.84%	26.89%
Ratios to Average Net Assets:
Expenses, including expense reductions	.49	%(c)	.95%	.93%	.93%	.93%	.95%
Expenses, excluding expense reductions	.49	%(c)	.95%	.93%	.93%	.93%	.95%
Net investment income	.11	%(c)	.27%	.35%	.88%	.09%	.30%

Supplemental Data:
Net assets, end of period (000)	$825,093		$1,000,533	$1,923,378	$1,862,546	$1,855,748	$1,692,837
Portfolio turnover rate	24.52	%(c)	30.70%	71.13%	28.91%	41.95%	42.28%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$32.95		$41.50	$31.79	$29.31	$28.62	$22.66
Investment operations:
Net investment income (loss)(a)	(.03)		(.06)	(.03)	.13	(.11)	(.04)
Net realized and unrealized gain	1.17		.92	10.66	2.35	.80	6.00
Total from investment operations	1.14		.86	10.63	2.48	.69	5.96
Distributions to shareholders from:
Net investment income	–		–	(.18)	–	–	–
Net realized gain	(7.73)		(9.41)	(.74)	–	–	–
Total distributions	(7.73)		(9.41)	(.92)	–	–	–
Net asset value, end of period	$26.36		$32.95	$41.50	$31.79	$29.31	$28.62
Total Return(b)	4.29	%(c)	2.62%	34.32%	8.46%	2.41%	26.30%
Ratios to Average Net Assets:
Expenses, including expense reductions	.71	%(c)	1.40%	1.38%	1.38%	1.38%	1.40%
Expenses, excluding expense reductions	.71	%(c)	1.40%	1.38%	1.38%	1.38%	1.40%
Net investment income (loss)	(.12	)%(c)	(.18)%	(.09)%	.42%	(.37)%	(.16)%

Supplemental Data:
Net assets, end of period (000)	$81,093		$100,846	$174,584	$192,603	$231,655	$295,973
Portfolio turnover rate	24.52	%(c)	30.70%	71.13%	28.91%	41.95%	42.28%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	17

Financial Highlights (continued)

	Class R2 Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$32.90		$41.51	$31.81	$29.37	$28.72	$22.77
Investment operations:
Net investment income (loss)(a)	(.06)		(.11)	.01	.09	(.11)	(.11)
Net realized and unrealized gain	1.18		.91	10.57	2.35	.76	6.06
Total from investment operations	1.12		.80	10.58	2.44	.65	5.95
Distributions to shareholders from:
Net investment income	–		–	(.14)	–	–	–
Net realized gain	(7.73)		(9.41)	(.74)	–	–	–
Total distributions	(7.73)		(9.41)	(.88)	–	–	–
Net asset value, end of period	$26.29		$32.90	$41.51	$31.81	$29.37	$28.72
Total Return(b)	4.22	%(c)	2.44%	34.08%	8.31%	2.26%	26.13%
Ratios to Average Net Assets:
Expenses, including expense reductions	.79	%(c)	1.56%	1.53%	1.53%	1.56%	1.54%
Expenses, excluding expense reductions	.79	%(c)	1.56%	1.53%	1.53%	1.56%	1.54%
Net investment income (loss)	(.22	)%(c)	(.35)%	.04%	.28%	(.38)%	(.41)%

Supplemental Data:
Net assets, end of period (000)	$175		$154	$268	$6,910	$7,205	$78
Portfolio turnover rate	24.52	%(c)	30.70%	71.13%	28.91%	41.95%	42.28%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

18	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months
	Ended
	5/31/2015		Year Ended 11/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$33.04		$41.60	$31.85	$29.38	$28.69	$22.73
Investment operations:
Net investment income (loss)(a)	(.04)		(.06)	(.05)	.12	(.11)	(.04)
Net realized and unrealized gain	1.18		.91	10.70	2.35	.80	6.00
Total from investment operations	1.14		.85	10.65	2.47	.69	5.96
Distributions to shareholders from:
Net investment income	–		–	(.16)	–	–	–
Net realized gain	(7.73)		(9.41)	(.74)	–	–	–
Total distributions	(7.73)		(9.41)	(.90)	–	–	–
Net asset value, end of period	$26.45		$33.04	$41.60	$31.85	$29.38	$28.69
Total Return(b)	4.28	%(c)	2.59%	34.30%	8.41%	2.41%	26.22%
Ratios to Average Net Assets:
Expenses, including expense reductions	.72	%(c)	1.42%	1.42%	1.42%	1.42%	1.45%
Expenses, excluding expense reductions	.72	%(c)	1.42%	1.42%	1.42%	1.42%	1.45%
Net investment income (loss)	(.14	)%(c)	(.19)%	(.14)%	.39%	(.37)%	(.16)%

Supplemental Data:
Net assets, end of period (000)	$8,725		$8,266	$12,162	$11,635	$10,907	$5,190
Portfolio turnover rate	24.52	%(c)	30.70%	71.13%	28.91%	41.95%	42.28%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	19

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of three separate funds. This report covers one of the funds and its classes: Small-Cap Value Series (“Small Cap Value Fund” or the “Fund”).

The Fund’s investment objective is long-term capital appreciation. The Fund has eleven classes of shares, of which the following eight were active for the period covered in this report: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund is open to certain new investors on a limited basis as set forth in the Fund’s prospectus. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus. Effective June 30, 2015, the Fund issued and commenced operations of three share classes: Class R4, Class R5, and Class R6.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

20

Notes to Financial Statements (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2011 through November 30, 2014. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of

21

Notes to Financial Statements (unaudited)(continued)

Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of May 31, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.75%
Over $2 billion	.70%

For the six months ended May 31, 2015, the effective management fee was at an annualized rate of 0.75% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund (a “Fund of Funds”), pursuant to which the Underlying Fund pays a portion of the expense (excluding management fees and distribution and service fees) of the applicable Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of May 31, 2015, the percentage of the Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund was 16.47%.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	–	.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended May 31, 2015:

Distributor	Dealers’
Commissions	Concessions
$18,851	$102,672

23

Notes to Financial Statements (unaudited)(continued)

Distributor received CDSCs of $1,182 and $1,665 for Class A and Class C shares, respectively, for the six months ended May 31, 2015.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2015 and fiscal year ended November 30, 2014 was as follows:

Six Months Ended
	5/31/2015	Year Ended
	(unaudited)	11/30/2014
Distributions paid from:
Ordinary income	$59,217,174	$71,403,938
Net long-term capital gains	361,967,099	652,111,884
Total distributions paid	$421,184,273	$723,515,822

As of May 31, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,060,951,948
Gross unrealized gain	454,818,018
Gross unrealized loss	(26,156,600)
Net unrealized security gain	$428,661,418

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2015 were as follows:

Purchases	Sales
$399,343,510	$873,411,122

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2015.

24

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

ASU 2011-11 and ASU 2013-01 require disclosure of gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and to disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty. As of May 31, 2015, the Fund did not have assets or liabilities subject to the disclosure requirements of ASU 2011-11 and ASU 2013-01.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

During the six months ended May 31, 2015, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can

25

Notes to Financial Statements (unaudited)(continued)

borrow under the Facility. This amount is included for the Fund in Other expenses in the Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

During the six months ended May 31, 2015, Small Cap Value Fund utilized the Facility from January 2, 2015 through January 5, 2015 with borrowing ranging from $40,000,000 to $55,000,000. The average interest rate during the period was 1.24%, and total interest paid amounted to $7,061. On January 6, 2015, the Fund fully repaid its borrowings to the Facility. As of May 31, 2015, there were no loans outstanding pursuant to this Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with small company value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Small company value stocks may perform differently than the market as a whole and other types of stocks, such as large company stocks or growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small cap company stocks may be more volatile and less liquid than large cap company stocks. Also, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

		Six Months Ended
		May 31, 2015		Year Ended
		(unaudited)		November 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,588,268	$42,954,240	3,759,950	$124,944,203
Converted from Class B*	18,441	187,974	28,855	953,745
Reinvestment of distributions	5,765,943	150,548,762	7,687,485	251,918,889
Shares reacquired	(9,684,510)	(259,707,023)	(19,484,529)	(648,755,948)
Decrease	(2,311,858)	$(66,016,047)	(8,008,239)	$(270,939,111)

Class B Shares
Shares sold	2,960	$58,251	6,084	$166,647
Reinvestment of distributions	45,917	893,548	46,768	1,240,293
Shares reacquired	(21,661)	(741,618)	(33,360)	(896,999)
Converted to Class A*	(24,776)	(187,974)	(35,762)	(953,745)
Increase (decrease)	2,440	$22,207	(16,270)	$(443,804)

26

Notes to Financial Statements (unaudited)(concluded)

		Six Months Ended
		May 31, 2015		Year Ended
		(unaudited)		November 30, 2014
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	215,288	$4,307,601	243,252	$6,544,557
Reinvestment of distributions	444,216	8,653,319	315,798	8,381,268
Shares reacquired	(270,138)	(5,529,156)	(292,841)	(7,850,904)
Increase	389,366	$7,431,764	266,209	$7,074,921

Class F Shares
Shares sold	226,747	$6,214,447	333,879	$11,059,928
Reinvestment of distributions	186,176	4,861,059	214,774	7,035,990
Shares reacquired	(329,058)	(8,909,329)	(749,787)	(25,562,792)
Increase (decrease)	83,865	$2,166,177	(201,134)	$(7,466,874)

Class I Shares
Shares sold	2,349,679	$69,880,924	4,469,996	$161,085,330
Reinvestment of distributions	6,932,723	200,286,377	10,248,517	363,309,951
Shares reacquired	(9,211,643)	(276,908,607)	(30,180,591)	(1,106,879,576)
Increase (decrease)	70,759	$(6,741,306)	(15,462,078)	$(582,484,295)

Class P Shares
Shares sold	206,321	$5,866,022	319,328	$10,464,958
Reinvestment of distributions	927,870	23,605,012	1,200,647	38,636,814
Shares reacquired	(1,118,266)	(29,765,596)	(2,666,223)	(87,697,893)
Increase (decrease)	15,925	$(294,562)	(1,146,248)	$(38,596,121)

Class R2 Shares
Shares sold	7,579	$199,580	3,745	$123,362
Reinvestment of distributions	666	16,905	1,657	53,303
Shares reacquired	(6,251)	(165,273)	(7,172)	(225,790)
Increase (decrease)	1,994	$51,212	(1,770)	$(49,125)

Class R3 Shares
Shares sold	43,404	$1,140,286	74,816	$2,460,356
Reinvestment of distributions	75,351	1,923,755	67,724	2,185,446
Shares reacquired	(39,072)	(1,035,202)	(184,728)	(6,531,863)
Increase (decrease)	79,683	$2,028,839	(42,188)	$(1,886,061)

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

13.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2015, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

27

Supplemental Proxy Information

A joint special meeting of shareholders of the Fund and other funds of the Company was held on December 4, 2014. The joint special meeting was held for the purpose of electing members of the Board. Shareholders elected the following nine (9) Directors at the joint special meeting:

•	E. Thayer Bigelow
•	Robert B. Calhoun, Jr.
•	Eric C. Fast
•	Daria L. Foster
•	Evelyn E. Guernsey
•	Julie A. Hill
•	Franklin W. Hobbs
•	James M. McTaggart
•	James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Lord Abbett Research Fund, Inc.

Nominee	Votes For	Votes Withheld
E. Thayer Bigelow	155,052,405.331	4,114,181.534
Robert B. Calhoun, Jr.	155,252,118.476	3,914,468.389
Eric C. Fast	155,323,258.575	3,843,328.290
Daria L. Foster	155,440,975.695	3,725,611.170
Evelyn E. Guernsey	155,487,623.908	3,678,962.957
Julie A. Hill	150,085,292.444	9,081,294.421
Franklin W. Hobbs	155,333,808.361	3,832,778.504
James M. McTaggart	155,256,176.088	3,910,410.777
James L.L. Tullis	149,842,668.238	9,323,918.627

28

Approval of Advisory Contract

The Board of Directors of the Fund, including all of the Directors who are not interested persons of the Fund or of Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management team conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group as of various periods ended August 31, 2014. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year, three-year, and five-year periods and above the median for the ten-year period.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord

29

Approval of Advisory Contract (continued)

Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund and the expense levels of the expense peer group. It also considered the projected expense levels and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the overall expense level of the Fund was below the median of the expense peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of fund brokerage transactions.

30

Approval of Advisory Contract (concluded)

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

31

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

32

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Research Fund, Inc.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Small-Cap Value Series	LARF-2 (07/15)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: July 27, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: July 27, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 27, 2015